Personnel expenses	12 Months Ended
Nov. 30, 2022
Text Block [Abstract]
Personnel expenses
4.	Personnel expenses

	Note	2022	2021

Salaries and short-term employee benefits		$22,049	$11,480
Post-employment benefits		1,346	644
Share-based compensation	21(e),(g)	3,604	1,651
Termination benefits		566	209

		$27,565	$13,984

In 2022,
$457 was recorded in (termination benefits as) charges related to severance and other expenses associated with the termination of agreement for Trogarzo
®
commercial operations in Europe.